Other Operating Income, Net (Tables)	12 Months Ended
Sep. 30, 2018
Component of Operating Income [Abstract]
Other Operating Income, Net
Other operating income, net, comprises the following:

	2018	2017	2016
Finance charges	$16.4	$11.8	$15.2
AFUDC associated with pipeline projects	—	5.5	3.3
Interest and interest-related income	3.2	1.7	0.2
Utility non-tariff service income	2.8	1.5	2.6
Loss on private equity partnership investment	—	(11.0)	—
Gains (losses) on sales of fixed assets, net	5.3	(3.9)	3.3
Other, net	3.6	4.9	(2.2)
Total other operating income, net	$31.3	$10.5	$22.4